Short-Term and Long-Term Borrowings	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 8 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term Borrowings

Short-term borrowings represent amounts due to various banks and other companies normally maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly.

Short-term borrowings consisted of the following:

		As of	As of
		December 31, 2019	December 31, 2018
Agricultural Bank of China ("ABC")	(1)	$10,160,735	$8,622,194
China Merchants Bank ("CMB")	(2)	1,435,132	1,696,441
Industrial and Commercial Bank of China ("ICBC")	(3)	3,157,290	4,557,315
Bank of China ("BOC")	(4)	2,152,698	2,724,793
East West Bank ("EWB")	(5)	-	2,000,000
Pennsylvania Industrial Development Authority – current portion of long-term borrowing (see "long-term borrowing" below)		91,484	89,898
East West Bank loan – current portion of long-term borrowing (see "long-term borrowing" below)		200,000	200,000
Total		$17,197,339	$19,890,641

(1)

During the year ended December 31, 2019, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $18,972,445. The terms of these loans are one to twelve months with variable interest rates based on the prevailing interest rates. The effective rates are from 4.50% to 5.04% per annum. As of December 31, 2019, $8,811,710 of them had been repaid upon maturity.

During the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $8,622,194. The terms of these loans are six months with variable interest rates based on the prevailing interest rates, respectively. The effective rates are from 4.57% to 5.15% per annum. As of December 31, 2019, all of them had been repaid upon maturity.

(2)

During year ended December 31, 2019, Taizhou Fuling entered into a series of short-term bank borrowing agreements with CMB for a total amount of $7,626,660. The terms of these loans are three to twelve months with variable interest rates based on the prevailing interest rates. The effective rates were from 4.49% to 5.88% per annum. The loans are guaranteed by Zhejiang Special Plastic Ltd. and Taizhou Fuling's general manager and Chair of the Board. As of December 31, 2019, $6,191,528 had been repaid in full upon maturity.

During year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank borrowing agreements with CMB for a total amount of approximately $6.3 million (RMB 43.4 million). The terms of these loans are five to twelve months with variable interest rates based on the prevailing interest rates. The effective rates were from 2.40% to 6.09% per annum. The loans are guaranteed by Zhejiang Special Plastic Ltd. and Taizhou Fuling's general manager and Chair of the Board. As of December 31, 2019, all of them had been repaid in full upon maturity.

(3)

During the year ended December 31, 2019, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $4,521,116. The terms of these loans are three to twelve months with the interest rates ranged from 5.00% to 5.22% per annum. As of December 31, 2019, $1,363,826 of them had been repaid in full upon maturity.

During the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $4,557,315. The terms of these loans are five to twelve months with the interest rates ranged from 3.47% to 5.44% per annum. As of December 31, 2019, all of them had been repaid in full upon maturity.

(4)	During the year ended December 31, 2019 and the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank borrowing agreements and other financing agreements with BOC. The terms of the loans are five to twelve months, with fixed interest rates based on London InterBank Offered Rate ("LIBOR") (for loans dominated in USD) or prime loan rates issued by People's Bank of China (for loans dominated in RMB), plus certain base points. The effective interest rates vary from 3.02% to 5.53% per annum. The loans to Taizhou Fuling are guaranteed by the major shareholders.

(5)	On March 9, 2017, Direct Link entered into a line of credit agreement with East West Bank for $2,000,000 for one year. The annual interest rate is equivalent to LIBOR rate plus 2.75%. On April 7, 2017, Direct Link drew down $1,500,000 with the effective rate of 3.86% per annum. On December 1, 2017, Direct Link drew down another $500,000 with the effective rate of 4.45% per annum. On March 14, 2018, East West Bank approved to extend the loan to June 9, 2018. On June 26, 2018, East West Bank again approved to extend the loan to June 9, 2019. On September 13, 2019, East West Bank approved to extend the loan to September 7, 2021. (See "Long-term Borrowing" below)

Long-term Borrowings

Long-term borrowings represent amounts due to various banks and other companies normally maturing over one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly.

Long-term borrowings consisted of the following:

		As of	As of
		December 31, 2019	December 31, 2018
Pennsylvania Industrial Development Authority – long term	(1)	$566,750	$658,234
Agricultural Bank of China ("ABC")	(2)	7,161,309	5,815,982
East West Bank ("EWB") – long term	(3)	2,517,952	729,141
Total		$10,246,011	$7,203,357

(1)	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2019, the amount of long-term borrowing was $658,234, and it consists of $91,484 of which is due within a year and $566,750 that is due over a year.

Future obligations for payments of this long-term loan are as below:

Twelve months ended December 31,
2020	$91,484
2021	93,098
2022	94,740
2023	96,411
2024	98,112
Thereafter	184,389
Total	$658,234

(2)	In fiscal year 2018, Taizhou Fuling entered into a series of buyer's credit Loan Agreements with ABC for total of $5,815,982 (RMB 40 million) for 36 months. The effective rates vary from 5.23% to 5.37% per annum. In August 2019, Taizhou Fuling entered into a buyer's credit Loan Agreement with ABC for total of $1,420,781 (RMB 9.9 million) for 36 months. The effective rate was 4.99% per annum.

(3)	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire on April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both loans require interest only payment for the first year and require interest and principal payments from second year to sixth year. The initial effective rate was 4.11% per annum. In September 2019, both parties agreed to adjust the effective rate to 4.877%. As of December 31, 2019, the outstanding loan was $717,952, which consists of $200,000 due within a year and $517,952 due over a year.

Future obligations for payments of this long-term loan are as below:

Twelve months ended December 31,
2020	$200,000
2021	200,000
2022	200,000
2023	108,597
2024	9,355
Thereafter	-
Total	$717,952

As of December 31, 2019 and 2018, land use rights in the amount of $7,426,966 and $7,821,842, and property and buildings in the amount of $13,190,384 and $14,071,515, respectively, were pledged for all the above short-term and long-term borrowings.